Accounts Payable and Accrued Expenses (Tables) - Staffing 360 Solutions, Inc. [Member]	12 Months Ended
Dec. 30, 2023
Accounts Payable and Accrued Expenses (Tables) [Line Items]
Schedule of Accounts Payable and Accrued Expenses	The following provides a breakdown of accounts payable and accrued expenses:
	December 30, 2023	December 31, 2022
Accounts payable	$4,630	$4,147
Accrued payroll and bonuses	3,596	4,139
Other accrued expenses	5,750	2,448
Total	$13,976	$10,734

Schedule of Breakdown of Accrued Payroll	The following is a breakdown of Accrued payroll taxes:
	December 30, 2023	December 31, 2022
Accrued Taxes Payable	$5,499	$3,189
Interest on Payroll Taxes Payable	107	—
Penalties on Payroll Taxes Payable	587	—
Total	$6,193	$3,189